Income Taxes - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Tax Credit Carryforward [Line Items]
Foreign income (loss)	$ 9,016,000	$ 3,686,000
Unrecognized tax benefits	0	0
Penalties and interest accrued related to uncertain tax positions	0	0
Non-capital tax losses	169,967,000	96,495,000
Non-capital tax losses, no expiration	17,210,000
Non-capital tax losses, expire between 2032 and 2038	152,757,000
Research Tax Credit Carryforward
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	9,575,000	13,148,000
Investment Tax Credit Carryforward
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	4,179,000	$ 3,762,000
Foreign
Tax Credit Carryforward [Line Items]
Non-capital tax losses	$ 116,026,000